Document and Entity Information	9 Months Ended
Oct. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Oct. 31, 2015
Trading Symbol	OLLI
Entity Registrant Name	Ollie's Bargain Outlet Holdings, Inc.
Entity Central Index Key	0001639300
Entity Filer Category	Non-accelerated Filer